Consolidated Statements of Financial Position - CHF (SFr) SFr in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Property and equipment, net	SFr 249	SFr 288
Intangible assets	12,206	12,206
Right-of-use assets	1,465	755
Other non-current assets	178	89
Total non-current assets	14,098	13,338
Current assets
Other current assets	5,329	8,488
Accrued income	1,383	876
Short-term financial assets	74,070	53,324
Cash and cash equivalents	43,852	38,327
Total current assets	124,634	101,015
TOTAL ASSETS	138,732	114,353
Equity attributable to equity holders of the parent
Share capital	427	366
Share premium	340,046	288,162
Reserve for share-based payment	10,819	6,379
Actuarial loss on post employment benefit obligations	(1,447)	(1,072)
Treasury shares	(10)
Cumulative translation adjustments	(297)	(327)
Accumulated losses	(236,712)	(199,780)
Total Equity	112,826	93,728
Non-current liabilities
Long-term lease liabilities	1,011	431
Long-term payables	0	378
Defined benefit pension liabilities	1,261	728
Total non-current liabilities	2,272	1,537
Current liabilities
Trade payables	3,181	7,596
Accrued expenses and other payables	12,763	5,948
Short-term lease liabilities	327	174
Warrant liabilities	7,363	5,370
Total current liabilities	23,634	19,088
Total Liabilities	25,906	20,625
TOTAL EQUITY AND LIABILITIES	SFr 138,732	SFr 114,353